Business segment information (Tables)	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Ireland *	$250,230	$320,459	$844,945	$929,419
Rest of Europe	100,635	98,080	292,453	282,717
U.S.	285,550	223,900	700,483	664,752
Rest of World	65,314	68,002	199,178	203,542

Total	$701,729	$710,441	$2,037,059	$2,080,430
* All sales shown for Ireland are export sales.
Distribution of income from operations by geographical area	The distribution of income from operations including restructuring by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Ireland	$81,800	$82,529	$194,390	$231,202
Rest of Europe	4,713	10,234	22,529	21,747
U.S.	14,399	11,975	37,667	45,382
Rest of World	7,489	5,306	17,055	19,749

Total	$108,401	$110,044	$271,641	$318,080
The distribution of income from operations excluding restructuring by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Ireland	$81,800	$82,529	$212,479	$231,202
Rest of Europe	4,713	10,234	22,529	21,747
U.S.	14,399	11,975	37,667	45,382
Rest of World	7,489	5,306	17,055	19,749

Total	$108,401	$110,044	$289,730	$318,080

Distribution of Long-lived Assets, Net, by Geographical Area	The distribution of long-lived assets (including right-of-use assets), net, by geographical area was as follows:

	September 30, 2020	December 31, 2019
	(in thousands)
Ireland	$108,861	$110,522
Rest of Europe	33,825	41,970
U.S.	62,502	72,578
Rest of World	40,540	44,994

Total	$245,728	$270,064

Distribution of Depreciation and Amortization by Geographical Area	The distribution of depreciation, amortization and reduction in carrying value of the right-of-use assets by geographical area was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)
Ireland	$8,556	$6,990	$24,748	$21,906
Rest of Europe	4,016	3,560	11,503	10,612
U.S.	7,406	6,563	22,246	23,743
Rest of World	3,853	5,865	11,851	12,448

Total	$23,831	$22,978	$70,348	$68,709

Distribution of Total Assets by Geographical Area	The distribution of total assets by geographical area was as follows:

	September 30, 2020	December 31, 2019
	(in thousands)
Ireland	$1,492,836	$1,323,181
Rest of Europe	645,165	660,797
U.S.	759,692	755,271
Rest of World	167,605	168,263

Total	$3,065,298	$2,907,512